Form N-1A Cover	Apr. 29, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Document Creation Date	Apr. 29, 2026
Document Effective Date	Apr. 29, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Apr. 29, 2026